Note 16 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 25, 2017 USD ($) ft²	Jan. 05, 2017 ft²
Operating Leases, Rent Expense, Net, Total	$ 460,000	$ 523,000
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	249,000	249,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	174,000	$ 113,000
Long-term Purchase Commitment, Amount	$ 1,260,000
San Ramon, CA [Member]
Area of Real Estate Property | ft²		47,300
Dublin, CA [Member] | Commercial Building Lease [Member]
Area of Real Estate Property | ft²			23,873
Lessee, Operating Lease, Term of Contract			6 years 150 days